Net Loss per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss per Share	Net Loss per Share

The Company applies the two-class method to calculate its basic and diluted net loss per share as both classes of its voting shares are participating securities with equal participation rights and are entitled to receive dividends on a share for share basis.

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Years ended
	December 31, 2019	December 31, 2018
Basic and diluted weighted average number of shares outstanding	113,026,424	105,671,839
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	3,812,242	5,476,790
Restricted share units	1,939,918	2,473,665
Deferred share units	673	347
	5,752,833	7,950,802

In the years ended December 31, 2019 and 2018, the Company was in a loss position and therefore diluted loss per share is equal to basic loss per share.